Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Disclosure of current and deferred income tax charge
Taxes on income comprise the taxes paid or owed in the individual countries, as well as deferred taxes. Current and deferred taxes can be analysed as follows:

€ million	2025	2024	2023
Current income tax
Current income tax charge on result of the year	127	(55)	(567)
Adjustments in respect of prior periods	(4)	(6)	6
Foreign withholding taxes	(1)	(9)	(8)

Total current income tax	122	(70)	(569)
Deferred income tax
Relating to origination and reversal of temporary differences	(69)	37	249
Relating to tax losses carried forward	(13)	0	340
Changes in tax rate	0	(21)	(1)
Adjustment of prior years	(18)	(1)	(195)

Total deferred income tax	(101)	15	393
Income tax expense per consolidated income statement	21	(55)	(176)
Consolidated statement of changes in equity
Current and Deferred Income tax related to items (charged) or credited directly in equity
Post-employment benefit obligation	4	1	—
Impact of currency translation	23	(12)	11
Net investment hedge – current tax	(8)	4	(6)
Cash flow hedge – current tax	6	—	—
Fair value hedge – current tax	3	—	—
Income tax relating to treasury shares impairment expense or reversal	(19)	20	—
Tax impact on Perpetual Bond	4	6	14

Current and deferred income taxes reported in equity	13	19	19

Disclosure of reconciliation between the income tax benefit expense

€ million	2025	2024	2023
Profit / (loss) before tax	(115)	82	(728)
Multiplied by theoretical tax rate	30	(22)	198
Effect of different foreign tax rates	(8)	8	(8)
Tax exempt Income	2	5	—
Non-deductible expenditures	(15)	(6)	(2)
Taxes related to prior years	(8)	(7)	6
Effect of changes in tax rate	0	(21)	—
Other changes in group tax provision not included in separate lines	38	—	(3)
Impairment on investments in subsidiaries and other assets	17	7	(167)
Impact of deferred taxes	(24)	(8)	(193)
Foreign withholding taxes	(2)	(9)	(8)
Foreign exchange impact and other	(9)	(2)	1

Income tax reported in the consolidated income statement	21	(55)	(176)